CASH EQUIVALENTS	12 Months Ended
Mar. 31, 2019
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]
NOTE E - CASH EQUIVALENTS

Cash equivalents of $22,831,399 and $27,108,889 as of March 31, 2019 and 2018, respectively, include money market accounts with interest rates ranging from 0.10% to 1.00% per annum.